NET INVESTMENT INCOME AND INVESTMENT RELATED GAINS (LOSSES) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Investment Income [Line Items]
Total net investment income	$ 4,264	$ 1,809	$ 978
Total investment related gains (losses)	369	425	(80)
Available-for-sale fixed maturity securities
Net Investment Income [Line Items]
Total net investment income	2,310	830	560
Total investment related gains (losses)	(193)	(105)	(110)
Equity securities
Net Investment Income [Line Items]
Total net investment income	64	25	6
Total investment related gains (losses)	643	372	(55)
Mortgage loans
Net Investment Income [Line Items]
Total net investment income	660	325	208
Total investment related gains (losses)	(87)	(27)	(64)
Private loans
Net Investment Income [Line Items]
Total net investment income	185	107	27
Total investment related gains (losses)	(8)	(13)	0
Investment real estate
Net Investment Income [Line Items]
Total net investment income	47	49	5
Total investment related gains (losses)	(7)	(11)	0
Real estate partnerships
Net Investment Income [Line Items]
Total net investment income	(10)	(1)	55
Investment funds
Net Investment Income [Line Items]
Total net investment income	365	124	34
Total investment related gains (losses)	(8)	13	0
Policy loans
Net Investment Income [Line Items]
Total net investment income	35	17	14
Short-term investments
Net Investment Income [Line Items]
Total net investment income	271	221	58
Other invested assets
Net Investment Income [Line Items]
Total net investment income	337	112
Short-term investments and other invested assets
Net Investment Income [Line Items]
Total net investment income			11
Total investment related gains (losses)	$ 29	$ 196	$ 149